Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2026
Goodwill and Other Intangible Assets [Line Items]
Summary of the Company's intangible assets	The following table summarizes the Company’s intangible assets:

	As of March 31, 2026
	Remaining Weighted Average Amortization Period in Years	Intangible Assets	Accumulated Amortization	Intangible Assets, Net
Trade Name	8.3	$120,670	$(46,031)	$74,639
Customer Relationships	5.2	343,900	(161,787)	182,113
Backlog	0.5	60,190	(59,528)	662
Patents/Know-How	10.8	126,000	(35,903)	90,097

Total		$650,760	$(303,249)	$347,511

	As of December 31, 2025
	Intangible Assets	Accumulated Amortization	Intangible Assets, Net
Trade Name	$120,670	$(43,378)	$77,292
Customer Relationships	343,900	(152,376)	191,524
Backlog	60,190	(58,813)	1,377
Patents/Know-How	126,000	(33,803)	92,197

Total	$650,760	$(288,370)	$362,390